Dividends - Summary of Dividends Paid and Proposed (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2021 $ / shares	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 $ / shares	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 $ / shares	Dec. 31, 2019 EUR (€)
Disclosure of Dividends [line items]
Dividends proposed per ordinary share	$ 0.98		$ 0.93		$ 0.7
5% Cumulative preference shares [member]
Disclosure of Dividends [line items]
Preference dividends | €		€ 3,175		€ 3,175		€ 3,175
Cumulative preference shares percentage		5.00%
7% 'A' cumulative preference shares [member]
Disclosure of Dividends [line items]
Preference dividends | €		€ 77,521		€ 77,521		€ 77,521
Cumulative preference shares percentage		7.00%
Final Dividends [member]
Disclosure of Dividends [line items]
Equity dividends paid per ordinary share	0.93		0.7		0.592
Interim Dividends [member]
Disclosure of Dividends [line items]
Equity dividends paid per ordinary share	$ 0.23		$ 0.22		$ 0.22